Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 26, 2024	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Profit/(Loss) before income tax		¥ 10,772		¥ (834)	¥ 70,554
PRC profit tax rate		2,693		209	(17,639)
Tax effects from other tax jurisdictions				2,379	(6,666)
Other foreign tax jurisdictions		(833)		(206)	0
Effect of preferential tax rates granted to PRC mainland entities		3,029		(953)	(1,881)
Effect of Super Deduction of research and development expenses in the PRC mainland		(6,203)
Effect of share-based compensation expenses not deductible for tax purposes		4,569
Effect of other expenses not deductible for tax purposes		557
Non-taxable income		(684)		(54)	(895)
Tax expense/(benefit) at EIT tax rate of 25%		(2,693)		(209)	17,639
Tax effect of preferential tax rates granted to PRC entities		3,029		(953)	(1,881)
Effect of different tax rates applicable to different subsidiaries of the Group				(2,379)	6,666
Changes in valuation allowance		6,776		3,142	(7,578)
Income not subject to tax		(684)		(54)	(895)
Expenses not deductible for tax purposes				8,209	1,955
Research and development tax credit				(7,415)	(15,906)
Other adjustments		(833)		(206)	0
Total Income tax expense		7,194	$ 1,029	135	0
The aggregate amount and per share effect of the preferential tax rates are as follows:		¥ 3,029		¥ (953)	¥ (1,881)
Ordinary shareholders – basic | ¥ / shares		¥ 0		¥ 0	¥ 0
Ordinary shareholders – diluted | ¥ / shares		¥ 0		¥ 0	¥ 0
Total income tax expense		¥ 7,194	$ 1,029	¥ 135	¥ 0
PRC mainland profit tax rate, Percent	15.00%	25.00%	25.00%
Other foreign tax jurisdictions, Percent		(8.00%)	(8.00%)
Effect of preferential tax rates granted to PRC mainland entities, Percent		28.00%	28.00%
Effect of Super Deduction of research and development expenses in the PRC mainland, Percent		(58.00%)	(58.00%)
Effect of share-based compensation expenses not deductible for tax purposes, Percent		43.00%	43.00%
Effect of other expenses not deductible for tax purposes, Percent		5.00%	5.00%
Non-taxable income, Percent		(6.00%)	(6.00%)
Changes in valuation allowance, Percent		63.00%	63.00%
Other adjustments, Percent		(8.00%)	(8.00%)
Total Income tax expense, Percent		67.00%	67.00%
Hong Kong
Tax effects from other tax jurisdictions		¥ (5,267)
Effect of different tax rates applicable to different subsidiaries of the Group		¥ 5,267
Tax effects from other tax jurisdictions, Percent		(49.00%)	(49.00%)
Singapore
Tax effects from other tax jurisdictions		¥ 550
Effect of different tax rates applicable to different subsidiaries of the Group		¥ (550)
Tax effects from other tax jurisdictions, Percent		5.00%	5.00%
Cayman Islands
Tax effects from other tax jurisdictions		¥ 1,760
Effect of different tax rates applicable to different subsidiaries of the Group		¥ (1,760)
Tax effects from other tax jurisdictions, Percent		17.00%	17.00%
Other Foreign Jurisdictions
Other foreign tax jurisdictions		¥ 247
Other adjustments		¥ 247
Other foreign tax jurisdictions, Percent		2.00%	2.00%
Other adjustments, Percent		2.00%	2.00%